Share of Profit/Loss of Investments Accounted for Using the Equity Method - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of share of profit loss of associates and joint ventures [line items]
Share of profit/loss from investments accounted for using equity method	€ 499	€ 85	€ 136
Regeneron [member]
Disclosure of share of profit loss of associates and joint ventures [line items]
Share of profit/loss from investments accounted for using equity method	€ 484	€ 82	€ 128